Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenue
Total net revenue		$ 9,008,244	$ 12,225,337	$ 10,481,737
Cost of revenue
Total cost of revenue		(4,902,372)	(6,350,949)	(6,397,555)
Impairment loss		(1,517)		(30,454)
Selling expenses		(1,432,809)	(1,192,584)	(1,297,599)
General and administrative expenses		(24,157,661)	(9,697,385)	(29,955,168)
Research and development expenses		(4,072,382)	(7,410,675)	(5,705,328)
Total operating cost and expenses		(34,566,741)	(24,651,593)	(43,386,104)
Loss from operations		(25,558,497)	(12,426,256)	(32,904,367)
Other income/(loss ):
Interest income		823	1,841	1,920
Interest expense		(1,183,262)	(587,151)	(94,956)
Foreign currency exchange gain/(loss)		10,542	12,663	(1,846)
Loss of acquisition deposit		(2,816,941)
Other income, net		591,652	209,592	308,149
Total other income/(loss), net		(3,397,186)	(363,055)	213,267
Loss before income tax expense		(28,955,683)	(12,789,311)	(32,691,100)
Income tax expense
Net loss		(28,955,683)	(12,789,311)	(32,691,100)
Net loss attributable to non-controlling interest		(36,872)	(275,005)	(697,588)
Net loss attributable to shareholders of MultiMetaVerse Holdings Limited		(28,918,811)	(12,514,306)	(31,993,512)
Other comprehensive income/(loss)
Foreign currency translation gain/(loss), net of nil income taxes		420,843	864,186	(610,855)
Total comprehensive loss		(28,534,840)	(11,925,125)	(33,301,955)
Total comprehensive income/(loss) attributable to non-controlling interest		55,177	(19,447)	(772,187)
Total comprehensive loss attributable to shareholders of MultiMetaVerse Holdings Limited		$ (28,590,017)	$ (11,905,678)	$ (32,529,768)
Loss per ordinary share attributable to Shareholders of MultiMetaVerse Holdings Limited
Basic loss per ordinary shares (in Dollars per share)	[1]	$ (0.88)	$ (0.42)	$ (1.07)
Weighted average number of ordinary shares outstanding
Basic weighted average number of ordinary shares outstanding (in Shares)	[1]	33,006,046	30,000,000	30,000,000
Services
Net revenue
Total net revenue		$ 6,633,114	$ 8,308,258	$ 6,961,024
Cost of revenue
Total cost of revenue		(3,684,455)	(4,384,732)	(4,734,964)
Products
Net revenue
Total net revenue		2,375,130	3,917,079	3,520,713
Cost of revenue
Total cost of revenue		$ (1,217,917)	$ (1,966,217)	$ (1,662,591)

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.